Financial and capital risk management - Sensitivity Analysis - Exposure to Commodity Price (Details) R$ in Thousands	Jun. 30, 2024 BRL (R$) T brazilian_real_per_bag uS_dollar_per_bushel
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	23,256
Current Risk	R$ 31,355
+25% Current, Impact	7,066
+50% Current, Impact	R$ 14,132
Net exposure on grain contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	253,296
Current Risk	R$ 69,952
+25% Current, Impact	17,488
+50% Current, Impact	R$ 34,976
Net exposure on derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(230,040)
Current Risk	R$ (38,597)
+25% Current, Impact	(10,422)
+50% Current, Impact	R$ (20,844)
Corn | Purchased, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	181,832
Current Risk	R$ 4,357
Average of contract prices | brazilian_real_per_bag	45.94
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	1.44
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	1.80
+25% Current, Impact	R$ 1,089
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	2.16
+50% Current, Impact	R$ 2,178
Corn | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(175,022)
Current Risk	R$ (6,782)
Average of contract prices | brazilian_real_per_bag	38.25
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	2.32
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	2.91
+25% Current, Impact	R$ (1,695)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	3.49
+50% Current, Impact	R$ (3,391)
Corn | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	24,462
Current Risk	R$ 2,582
Average of contract prices | brazilian_real_per_bag	39.61
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	6.33
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	7.91
+25% Current, Impact	R$ 645
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	9.50
+50% Current, Impact	R$ 1,291
Corn | Sold, next ear
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(1,251)
Current Risk	R$ (261)
Average of contract prices | brazilian_real_per_bag	41.13
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	12.50
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	15.63
+25% Current, Impact	R$ (65)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	18.76
+50% Current, Impact	R$ (130)
Corn | Sold, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(24,462)
Current Risk	R$ 8,843
Average of contract prices | brazilian_real_per_bag	59.94
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	59.58
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	74.48
+25% Current, Impact	R$ 2,211
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	89.37
+50% Current, Impact	R$ 4,422
Corn | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(5,231)
Current Risk	R$ 1,891
Average of contract prices | brazilian_real_per_bag	59.94
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	59.58
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	74.48
+25% Current, Impact	R$ 473
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	89.37
+50% Current, Impact	R$ 945
Soybean | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	358,732
Current Risk	R$ 111,014
Average of contract prices | brazilian_real_per_bag	112.97
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	18.57
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	23.21
+25% Current, Impact	R$ 27,753
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	27.85
+50% Current, Impact	R$ 55,507
Soybean | Sold, next ear
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(135,457)
Current Risk	R$ (40,958)
Average of contract prices | brazilian_real_per_bag	112.71
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	18.14
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	22.68
+25% Current, Impact	R$ (10,239)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	27.21
+50% Current, Impact	R$ (20,479)
Soybean | Sold, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(200,347)
Current Risk	R$ (49,331)
Average of contract prices | brazilian_real_per_bag	128.57
Current Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	143.35
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | brazilian_real_per_bag	179.18
+25% Current, Impact	R$ (13,106)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel) | uS_dollar_per_bushel	215.02
+50% Current, Impact	R$ (26,211)